WARRANTS AND OPTIONS	12 Months Ended
Aug. 31, 2011
Fair Value Measures and Disclosures
Fair Value, Option [Text Block]	NOTE 4. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common stock.